Interest Expense (Income) (Tables)	12 Months Ended
Dec. 31, 2011
Interest Expense (Income) [Abstract]
Components Of Net Interest Expense

	Year Ended December 31,
	2011	2010	2009

Interest expense	$178,812	$161,140	$149,922
Interest income	(12,718)	(8,047)	(15,170)

Interest expense, net	$166,094	$153,093	$134,752